INCOME TAXES - Net deferred income tax liability (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Deferred income tax asset	$ 48.3	$ 34.3
Deferred income tax liability	(808.1)	(820.8)
Net deferred income tax liability	$ (759.8)	$ (786.5)	$ (686.4)